Financial Condition and Net Income on a Statutory Basis - Significant Subsidiaries (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Statutory Basis [Abstract]
Number Of Preceeding Months To Accumulate Dividend Paid For Approval	12 months
Future Dividend Payment Restricted To Such Percent Of Surplus To Policy Holders	10.00%
Day As Of Max Dividends Payable For RCM And RGA Reinsurance	January 1, 2014
RCM Max Dividend Payments Without Approval	$ 145.9
RGA Reinsurance Max Dividend Payments Without Approval	$ 155.0